Operating segment and geographic data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating segment details
Third-party revenues	$ 37,990	$ 31,589	$ 31,795
Total revenues	37,990	31,589	31,795
Depreciation and amortization	995	702	655
Operational revenues	38,088	31,581	31,647
Operational EBITDA	6,014	4,824	4,796
Operational EBITDA margin (%)	15.80%	15.30%	15.20%
Earnings before interest and taxes	4,667	3,818	4,126
Unrealized gains and losses on derivatives	(188)	80	198
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(33)	28	24
Unrealized foreign exchange movements on receivables (and related assets)	123	(100)	(74)
Acquisition-related expenses and certain non-recurring items	(107)
Net release of certain provisions			431
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(158)	(3)	79
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(32)	(9)	22
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	109	(79)	(31)
Restructuring and restructuring-related expenses	(164)	(213)	(516)
Capital expenditure	1,021	840	967
Total assets	39,648	36,295	34,728
Power Products
Operating segment details
Third-party revenues	9,028	8,486	9,370
Intersegment revenues	1,841	1,713	1,869
Total revenues	10,869	10,199	11,239
Depreciation and amortization	200	177	185
Operational revenues	10,901	10,202	11,229
Operational EBITDA	1,782	1,861	2,136
Operational EBITDA margin (%)	16.30%	18.20%	19.00%
Earnings before interest and taxes	1,476	1,636	1,959
Unrealized gains and losses on derivatives	(49)	20	31
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(17)	6	(3)
Unrealized foreign exchange movements on receivables (and related assets)	34	(29)	(18)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(58)	10	93
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(14)	4	(4)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	36	(18)	(4)
Restructuring and restructuring-related expenses	(70)	(44)	(77)
Capital expenditure	192	200	272
Total assets	7,355	7,205	6,882
Power Systems
Operating segment details
Third-party revenues	7,833	6,590	6,356
Intersegment revenues	268	196	193
Total revenues	8,101	6,786	6,549
Depreciation and amortization	144	84	46
Operational revenues	8,128	6,783	6,508
Operational EBITDA	743	304	532
Operational EBITDA margin (%)	9.10%	4.50%	8.20%
Earnings before interest and taxes	548	114	394
Unrealized gains and losses on derivatives	(56)	30	36
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(19)	9	22
Unrealized foreign exchange movements on receivables (and related assets)	48	(36)	(17)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(16)	(8)	(11)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(19)	(15)	22
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	38	(35)	(13)
Restructuring and restructuring-related expenses	(54)	(48)	(90)
Capital expenditure	136	119	131
Total assets	7,469	6,039	4,602
Discrete Automation and Motion
Operating segment details
Third-party revenues	8,047	4,978	4,601
Intersegment revenues	759	639	804
Total revenues	8,806	5,617	5,405
Depreciation and amortization	251	78	74
Operational revenues	8,817	5,613	5,374
Operational EBITDA	1,664	1,026	773
Operational EBITDA margin (%)	18.90%	18.30%	14.40%
Earnings before interest and taxes	1,294	911	574
Unrealized gains and losses on derivatives	(29)	16	43
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	1	(1)
Unrealized foreign exchange movements on receivables (and related assets)	17	(11)	(12)
Acquisition-related expenses and certain non-recurring items	(90)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(29)	6	32
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(2)		(1)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	12	(8)	(2)
Restructuring and restructuring-related expenses	(10)	(35)	(154)
Capital expenditure	202	98	119
Total assets	9,195	3,696	3,348
Low Voltage Products
Operating segment details
Third-party revenues	4,953	4,263	3,799
Intersegment revenues	351	291	272
Total revenues	5,304	4,554	4,071
Depreciation and amortization	116	105	100
Operational revenues	5,315	4,554	4,059
Operational EBITDA	1,059	926	679
Operational EBITDA margin (%)	19.90%	20.30%	16.70%
Earnings before interest and taxes	904	788	518
Unrealized gains and losses on derivatives	(16)	3	9
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized		1	(1)
Unrealized foreign exchange movements on receivables (and related assets)	5	(4)	4
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(21)	4	1
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	2	(1)	5
Restructuring and restructuring-related expenses	(20)	(36)	(67)
Capital expenditure	149	100	150
Total assets	3,333	2,899	2,726
Process Automation
Operating segment details
Third-party revenues	8,078	7,209	7,606
Intersegment revenues	222	223	233
Total revenues	8,300	7,432	7,839
Depreciation and amortization	83	76	80
Operational revenues	8,318	7,427	7,785
Operational EBITDA	1,028	925	861
Operational EBITDA margin (%)	12.40%	12.50%	11.10%
Earnings before interest and taxes	963	759	626
Unrealized gains and losses on derivatives	(39)	11	79
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	2	12	6
Unrealized foreign exchange movements on receivables (and related assets)	19	(18)	(31)
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	4	(33)	(29)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	2	3	5
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	20	(16)	(17)
Restructuring and restructuring-related expenses	(8)	(44)	(114)
Capital expenditure	72	76	99
Total assets	4,777	4,728	4,551
Corporate and Other
Operating segment details
Third-party revenues	51	63	63
Intersegment revenues	1,508	1,468	1,504
Total revenues	1,559	1,531	1,567
Depreciation and amortization	201	182	170
Operational revenues	1,558	1,532	1,567
Operational EBITDA	(194)	(230)	(180)
Capital expenditure	270	247	196
Total assets	7,519	11,728	12,619
Intersegment elimination
Operating segment details
Intersegment revenues	(4,949)	(4,530)	(4,875)
Total revenues	(4,949)	(4,530)	(4,875)
Operational revenues	(4,949)	(4,530)	(4,875)
Operational EBITDA	(68)	12	(5)
Corporate and Other and Intersegment eliminations
Operating segment details
Total revenues	(3,390)	(2,999)	(3,308)
Depreciation and amortization	201	182	170
Operational revenues	(3,391)	(2,998)	(3,308)
Operational EBITDA	(262)	(218)	(185)
Earnings before interest and taxes	(518)	(390)	55
Unrealized gains and losses on derivatives	1
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized		1
Unrealized foreign exchange movements on receivables (and related assets)		(2)
Acquisition-related expenses and certain non-recurring items	(17)
Net release of certain provisions			431
Unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives)	(38)	18	(7)
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	1	(1)
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	1	(1)
Restructuring and restructuring-related expenses	$ (2)	$ (6)	$ (14)